Property, Plant and Equipment - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	£ 66	£ 90	£ 95
Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount of leased plant and equipment included within PPE	7	9
Cost of goods sold [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	18	23
Operating expense [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	£ 48	£ 67